DEBT OBLIGATIONS (Details 3) € in Millions, $ in Millions		12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Nov. 30, 2015 USD ($)
Senior Notes And Loans [Line Items]
Repayments Of Debt		$ 1,300	€ 122
Debt Instrument Repurchased Face Amount	$ 1,200	1,200
Nonoperating Income Expense		(1,000)		$ (313)	$ (399)
Proceeds From Issuance Of Senior Long Term Debt | €			€ 2,000
Debt Instrument Maturity Date	Jan. 01, 2026
Line Of Credit Facility	$ 4,500	4,500				$ 3,000
Senior Notes Two Point Ninety Five Percent Maturing 2022 [Member]
Senior Notes And Loans [Line Items]
Debt Instrument Repurchased Face Amount	$ 456	$ 456
Debt instrument effective interest rate percentage at period end	2.95%	2.95%
Debt Instrument Maturity Year.		2022	2022
Senior Notes Three Point Sixty Five Percent Maturing 2021 [Member]
Senior Notes And Loans [Line Items]
Debt Instrument Repurchased Face Amount	$ 287	$ 287
Debt instrument effective interest rate percentage at period end	3.65%	3.65%
Debt Instrument Maturity Year.		2021	2021
Senior Notes One Point Twenty Five Percent Due March 2023 [Member]
Senior Notes And Loans [Line Items]
Debt instrument effective interest rate percentage at period end	1.25%	1.25%
Proceeds From Issuance Of Senior Long Term Debt | €			€ 1,300
Debt Instrument Maturity Date		Mar. 31, 2023	Mar. 31, 2023
Senior Notes One Point Eight Seven Five Percent Due March 2027 [Member]
Senior Notes And Loans [Line Items]
Debt instrument effective interest rate percentage at period end	1.88%	1.88%
Proceeds From Issuance Of Senior Long Term Debt | €			€ 700
Debt Instrument Maturity Date		Mar. 31, 2027	Mar. 31, 2027
Senior Notes Three Percent Maturing June 2015 [Member]
Senior Notes And Loans [Line Items]
Repayments Of Debt	$ 1,000
Debt instrument effective interest rate percentage at period end	3.00%	3.00%
Debt Instrument Maturity Date		Jun. 30, 2015	Jun. 30, 2015
Us Dolllar [Member]
Senior Notes And Loans [Line Items]
LT Debt Cross Currency Swap	35.00%	35.00%
Euro [Member]
Senior Notes And Loans [Line Items]
LT Debt Cross Currency Swap	46.00%	46.00%
JPY [Member]
Senior Notes And Loans [Line Items]
LT Debt Cross Currency Swap	14.00%	14.00%
Swiss Franc [Member]
Senior Notes And Loans [Line Items]
LT Debt Cross Currency Swap	5.00%	5.00%